REVENUE AND DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
REVENUE AND DEFERRED REVENUE
Schedule of the Group's revenues from contracts with customers disaggregated by learning services, learning materials and devices revenue category

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Learning services:
Recognized over time	20,805	106,163	429,633	65,844
Recognized at a point in time	1,205	1,246	833	128
	22,010	107,409	430,466	65,972
Learning materials and devices recognized at a point in time	109,857	111,247	101,449	15,548
Total revenues	131,867	218,656	531,915	81,520